Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 2,316	$ 2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
Deferred Tax Assets, Gross	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
Deferred Tax Liabilities, Gross	(5,734)	(5,222)
Net deferred tax asset	$ 177	$ 2,286